Leases - Summary of Lease Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease expense	¥ 57,302	¥ 43,260
Short-term lease expense	66,016	57,180
Total lease expense	¥ 123,318	¥ 100,440